Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	€ 111	€ 118	[1]	€ 126
Borrowings	2,356	4,051	[1]	€ 9,661
Lease liabilities	205	210
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	184	200
Subordinated loans	3,579	3,792
Borrowings	3,143	5,036
Investment contracts	74,749	64,824
Lease liabilities	240	251
Other financial liabilities	5,575	5,318
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Investment contracts	34,464	32,104
Other financial liabilities	4,582	4,259
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	9	10
Subordinated loans	111	113
Borrowings	123	1,312
Investment contracts	40,059	32,452
Lease liabilities	34	35
Other financial liabilities	930	623
Later than one year and not later than two years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	9	10
Subordinated loans	83	113
Borrowings	1,057	155
Investment contracts	11	9
Lease liabilities	29	32
Other financial liabilities	52	284
Later than two years and not later than three years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	88	10
Subordinated loans	83	85
Borrowings	726	2,867
Investment contracts	8	16
Lease liabilities	24	26
Other financial liabilities	7	54
Later than three years and not later than four years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	92
Subordinated loans	83	85
Borrowings	48	61
Investment contracts	110	13
Lease liabilities	21	21
Other financial liabilities		17
Later than four years and not later than five years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	3
Subordinated loans	63	85
Borrowings	48	47
Investment contracts	23	117
Lease liabilities	18	19
Other financial liabilities	4
Later than 5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	71	77
Subordinated loans	3,158	3,309
Borrowings	1,140	594
Investment contracts	74	113
Lease liabilities	€ 114	117
Other financial liabilities		€ 81

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.